Investment Portfolio - January 31,2021
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 59.2%

Communication Services - 7.9%
Entertainment - 2.8%
Activision Blizzard, Inc.	37,598	$3,421,418
Electronic Arts, Inc.	25,970	3,718,904
Nexon Co. Ltd. (Japan)	232,300	7,048,771
Sea Ltd. - ADR (Taiwan)*	21,244	4,603,787
		18,792,880
Interactive Media & Services - 3.9%
Alphabet, Inc. - Class A*	5,804	10,605,998
Auto Trader Group plc (United Kingdom)[2]	34,640	267,060
Facebook, Inc. - Class A*	36,967	9,549,685
Tencent Holdings Ltd. - Class H (China)	63,745	5,679,890
		26,102,633
Media - 1.2%
Charter Communications, Inc. - Class A*	11,763	7,146,728
Comcast Corp. - Class A	4,600	228,022
Quebecor, Inc. - Class B (Canada)	28,020	670,508
S4 Capital plc (United Kingdom)*	77,045	522,538
		8,567,796
Total Communication Services		53,463,309
Consumer Discretionary - 6.4%
Distributors - 0.0%##
Genuine Parts Co	492	46,189
Hotels, Restaurants & Leisure - 0.9%
Accor S.A. (France)*	4,150	139,547
Compass Group plc - ADR (United Kingdom)*	175,862	3,157,075
Compass Group plc (United Kingdom)*	15,275	272,854
Hilton Worldwide Holdings, Inc.	18,773	1,903,394
InterContinental Hotels Group plc (United Kingdom)*	2,235	137,692
Restaurant Brands International, Inc. (Canada)	4,829	278,633
Wyndham Hotels & Resorts, Inc.	3,093	179,920
		6,069,115
Household Durables - 1.0%
Garmin Ltd.	429	49,275
Nikon Corp. (Japan)	347,900	2,772,564
Sony Corp. - ADR (Japan)	37,115	3,552,277
Sony Corp. (Japan)	3,100	296,709
		6,670,825
Internet & Direct Marketing Retail - 3.9%
Alibaba Group Holding Ltd. - ADR (China)*	22,480	5,706,098
Amazon.com, Inc.*	2,993	9,596,157
Expedia Group, Inc.	89,860	11,151,626
		26,453,881

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 0.4%
Dollar Tree, Inc.*	30,975	$3,148,919
Specialty Retail - 0.1%
Best Buy Co., Inc.	781	84,988
The Home Depot, Inc.	1,390	376,440
		461,428
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG (Germany)*	780	247,322
lululemon athletica, Inc. *	843	277,077
VF Corp.	1,039	79,868
		604,267
Total Consumer Discretionary		43,454,624
Consumer Staples - 7.1%
Beverages - 2.8%
Anheuser-Busch InBev S.A./N.V. (Belgium)	28,919	1,815,324
The Coca-Cola Co.	123,254	5,934,680
Constellation Brands, Inc. - Class A.	344	72,560
Diageo plc (United Kingdom)	85,751	3,442,662
Heineken N.V. - ADR (Netherlands)	70,815	3,676,007
Heineken N.V. (Netherlands)	4,550	474,531
PepsiCo, Inc.	22,639	3,091,808
		18,507,572
Food & Staples Retailing - 0.6%
The Kroger Co.	2,154	74,313
Sysco Corp.	1,132	80,949
Wal-Mart de Mexico S.A.B. de C.V. - ADR (Mexico)	116,855	3,339,716
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	102,550	292,006
Walmart, Inc.	2,934	412,198
		4,199,182
Food Products - 2.0%
Archer-Daniels-Midland Co.	1,384	69,214
Conagra Brands, Inc.	1,507	52,142
Danone S.A. (France)	9,053	602,012
General Mills, Inc.	1,530	88,893
The Hershey Co.	533	77,520
Hormel Foods Corp.	1,041	48,781
The J.M. Smucker Co.	386	44,934
Mondelez International, Inc. - Class A	122,175	6,773,382
Nestle S.A. (Switzerland)	51,941	5,822,409
Tyson Foods, Inc. - Class A	942	60,580
		13,639,867
Household Products - 0.1%
Colgate-Palmolive Co.	1,734	135,252

Investment Portfolio - January 31,2021
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products (continued)
Kimberly-Clark Corp.	756	$99,868
		235,120
Personal Products - 1.6%
Beiersdorf AG (Germany)	3,685	402,237
Unilever plc - ADR (United Kingdom)	181,061	10,563,099
		10,965,336
Total Consumer Staples		47,547,077
Energy - 6.4%
Energy Equipment & Services - 0.3%
Baker Hughes Co.	2,941	59,085
Schlumberger N.V.	96,760	2,149,039
		2,208,124
Oil, Gas & Consumable Fuels - 6.1%
BP plc - ADR (United Kingdom)	75,860	1,685,609
Cabot Oil & Gas Corp.	403,468	7,395,568
Cameco Corp. (Canada)	313,724	3,896,452
ConocoPhillips	189,704	7,593,851
EOG Resources, Inc.	63,905	3,256,599
EQT Corp.	234,420	3,823,390
Exxon Mobil Corp.	89,097	3,995,109
Jonah Energy Parent LLC*3	6,986	104,790
Lonestar Resources US, Inc.*	8,717	43,498
Marathon Petroleum Corp.	1,791	77,300
Pioneer Natural Resources Co.	42,077	5,087,109
Royal Dutch Shell plc - Class B - ADR (Netherlands)	40,404	1,409,696
TOTAL SE - ADR (France)	40,146	1,689,344
Tourmaline Oil Corp. (Canada)	57,520	819,562
Valero Energy Corp.	1,072	60,493
		40,938,370
Total Energy		43,146,494
Financials - 4.9%
Banks - 0.4%
Bank of America Corp.	9,397	278,621
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	8,583	261,009
Citigroup, Inc.	2,908	168,635
Fifth Third Bancorp	1,931	55,864
FinecoBank Banca Fineco S.p.A. (Italy)*	66,070	1,027,375
JP Morgan Chase & Co.	3,054	392,958
The PNC Financial Services Group, Inc.	638	91,566
Regions Financial Corp.	2,780	47,288
Truist Financial Corp.	2,754	132,137
U.S. Bancorp	2,890	123,836

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Wells Fargo & Co.	5,989	$178,951
		2,758,240
Capital Markets - 2.0%
Deutsche Boerse AG (Germany)	4,390	704,828
Intercontinental Exchange, Inc.	67,052	7,399,188
Moody’s Corp.	10,529	2,803,452
S&P Global, Inc.	7,608	2,411,736
		13,319,204
Consumer Finance - 0.6%
American Express Co	37,022	4,304,178
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. - Class B*	31,317	7,136,205
Insurance - 0.8%
Admiral Group plc (United Kingdom)	21,815	859,747
The Allstate Corp.	688	73,740
Chubb Ltd.	833	121,343
Cincinnati Financial Corp.	357	30,020
The Hartford Financial Services Group, Inc.	969	46,531
The Travelers Companies, Inc.	562	76,601
W. R. Berkley Corp.	68,140	4,234,220
		5,442,202
Total Financials		32,960,029
Health Care - 8.2%
Biotechnology - 1.6%
AbbVie, Inc.	2,390	244,927
BioMarin Pharmaceutical, Inc.*	48,016	3,974,764
Gilead Sciences, Inc.	2,221	145,698
Incyte Corp.*	22,966	2,061,199
Vertex Pharmaceuticals, Inc.*	19,435	4,452,170
		10,878,758
Health Care Equipment & Supplies - 2.8%
Alcon, Inc. (Switzerland)*	128,367	9,205,198
Getinge AB - Class B (Sweden)	29,560	762,478
IDEXX Laboratories, Inc.*	7,605	3,640,361
Medtronic plc	40,485	4,507,195
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	280,000	522,919
		18,638,151
Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	429	55,405
Life Sciences Tools & Services - 0.6%
Gerresheimer AG (Germany)	2,370	252,379
Thermo Fisher Scientific, Inc.	7,140	3,639,258
		3,891,637

Investment Portfolio - January 31,2021
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	3,239	$198,972
Dechra Pharmaceuticals plc (United Kingdom)	6,780	334,221
Eli Lilly & Co.	1,008	209,634
Johnson & Johnson	66,231	10,804,263
Merck & Co., Inc.	3,444	265,429
Novartis AG - ADR (Switzerland)	82,409	7,455,542
Perrigo Co. plc	9,105	388,783
Pfizer, Inc.	8,002	287,272
Viatris, Inc.*	914	15,529
Zoetis, Inc.	10,135	1,563,324
		21,522,969
Total Health Care		54,986,920
Industrials - 2.7%
Aerospace & Defense - 0.1%
Airbus SE (France)*	1,907	191,763
General Dynamics Corp.	590	86,541
Lockheed Martin Corp.	478	153,830
Raytheon Technologies Corp.	2,301	153,546
		585,680
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	497	42,523
Airlines - 0.5%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR (Mexico)*	31,840	359,155
Ryanair Holdings plc - ADR (Ireland)*	34,953	3,322,982
		3,682,137
Building Products - 0.1%
Assa Abloy AB - Class B (Sweden)	17,694	437,604
Johnson Controls International plc	2,131	106,166
Trane Technologies plc	2,453	351,638
		895,408
Commercial Services & Supplies - 0.5%
Bingo Industries Ltd. (Australia)[2]	40,047	98,085
Copart, Inc.*	30,750	3,374,812
Waste Management, Inc.	934	103,973
		3,576,870
Electrical Equipment - 0.0%##
Eaton Corp. plc	960	112,992
Emerson Electric Co.	1,510	119,818
Rockwell Automation, Inc	288	71,577
		304,387
Industrial Conglomerates - 0.1%
3M Co.	1,030	180,930

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates (continued)
Honeywell International, Inc.	1,189	$232,295
		413,225
Machinery - 0.1%
Caterpillar, Inc.	1,043	190,702
Cummins, Inc.	409	95,878
Dover Corp.	335	39,024
Illinois Tool Works, Inc.	665	129,150
Parker-Hannifin Corp.	283	74,885
Stanley Black & Decker, Inc.	321	55,690
		585,329
Professional Services - 0.5%
Insperity, Inc.	39,479	3,098,707
Road & Rail - 0.6%
Norfolk Southern Corp.	14,941	3,535,339
Union Pacific Corp.	1,127	222,549
		3,757,888
Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)	6,515	510,340
Fastenal Co.	1,677	76,455
W. W. Grainger, Inc.	121	44,091
		630,886
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)*	24,300	142,156
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)*	1,919	191,497
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)*	1,152	180,530
		514,183
Total Industrials		18,087,223
Information Technology - 7.1%
Communications Equipment - 0.1%
Cisco Systems, Inc.	5,793	258,252
Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	24,810	3,266,485
IT Services - 4.2%
Accenture plc - Class A	689	166,683
Adyen N.V. (Netherlands)*2	110	229,793
Automatic Data Processing, Inc.	598	98,742
International Business Machines Corp.	1,463	174,258
Keywords Studios plc (Ireland)*	4,783	178,562
Mastercard, Inc. - Class A	30,917	9,778,738
PayPal Holdings, Inc.*	27,980	6,555,994
StoneCo Ltd. - Class A (Brazil)*	5,594	402,208

Investment Portfolio - January 31,2021
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Switch, Inc. - Class A	25,347	$436,475
TravelSky Technology Ltd. - Class H (China).Ġ	198,000	441,168
Visa, Inc. - Class A	51,587	9,969,188
		28,431,809
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.	631	92,965
Intel Corp.	5,710	316,962
KLA Corp.	425	119,030
Micron Technology, Inc.*	43,457	3,401,379
QUALCOMM, Inc.	1,480	231,294
Skyworks Solutions, Inc.	344	58,222
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	3,325	404,054
Texas Instruments, Inc.	1,517	251,352
		4,875,258
Software - 1.6%
Microsoft Corp.	32,450	7,527,102
Oracle Corp.	2,998	181,169
ServiceNow, Inc.*	6,050	3,286,118
		10,994,389
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	648	43,053
Total Information Technology		47,869,246
Materials - 4.1%
Chemicals - 0.8%
Akzo Nobel N.V. (Netherlands)	2,005	204,108
FMC Corp.	44,395	4,807,534
International Flavors & Fragrances, Inc.	253	28,432
Linde plc (United Kingdom)	637	156,320
LyondellBasell Industries N.V. - Class A	909	77,956
PPG Industries, Inc.	463	62,371
		5,336,721
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	6,690	1,922,773
Vulcan Materials Co.	24,090	3,592,783
		5,515,556
Containers & Packaging - 1.0%
Graphic Packaging Holding Co.	409,656	6,415,213
Metals & Mining - 1.5%
Agnico Eagle Mines Ltd. (Canada)	49,028	3,424,606
Barrick Gold Corp. (Canada)	146,690	3,281,455
Newmont Corp.	55,258	3,293,377

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
Nucor Corp.	1,083	$52,774
		10,052,212
Total Materials		27,319,702
Real Estate - 4.4%
Equity Real Estate Investment Trusts (REITS) - 4.4%
Agree Realty Corp.	5,271	333,127
American Campus Communities, Inc.	5,262	216,584
American Homes 4 Rent - Class A	16,553	500,397
American Tower Corp.	17,802	4,047,463
Americold Realty Trust	14,405	502,879
Apartment Income REIT Corp.*	2,836	109,952
Apple Hospitality REIT, Inc.	21,251	265,212
AvalonBay Communities, Inc.	1,981	324,230
Brandywine Realty Trust	13,835	152,185
Camden Property Trust	3,435	350,885
CareTrust REIT, Inc.	6,940	155,872
Community Healthcare Trust, Inc.	6,647	297,254
Cousins Properties, Inc.	14,029	442,475
Crown Castle International Corp.	1,830	291,446
Digital Realty Trust, Inc.	5,230	752,859
Douglas Emmett, Inc.	8,246	228,497
Duke Realty Corp.	11,080	438,325
Equinix, Inc.	9,617	7,116,195
Equity LifeStyle Properties, Inc.	7,846	477,351
Essex Property Trust, Inc.	1,046	250,632
Extra Space Storage, Inc.	1,708	194,353
First Industrial Realty Trust, Inc.	7,784	316,342
Flagship Communities REIT	8,453	131,275
Getty Realty Corp.	7,994	212,401
Healthcare Realty Trust, Inc.	8,744	262,407
Healthcare Trust of America, Inc. - Class A	10,866	306,965
Healthpeak Properties, Inc	14,601	432,920
Hibernia REIT plc (Ireland)	98,686	131,257
Invitation Homes, Inc.	25,915	763,974
Kilroy Realty Corp.	5,927	335,646
Lamar Advertising Co. - Class A	2,609	210,755
Life Storage, Inc	3,876	316,204
Mid-America Apartment Communities, Inc.	4,651	617,420
Prologis, Inc.	15,990	1,650,168
Public Storage	3,020	687,412
Realty Income Corp.	2,715	160,348
Rexford Industrial Realty, Inc.	5,434	265,940
SBA Communications Corp.	15,086	4,053,156
STAG Industrial, Inc.	5,600	166,880
Sun Communities, Inc.	4,708	673,856

Investment Portfolio - January 31,2021
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Terreno Realty Corp.	3,978	$225,075
UDR, Inc.	8,838	339,821
Welltower, Inc.	3,069	185,981
Total Real Estate		29,894,376
TOTAL COMMON STOCKS
(Identified Cost $330,920,195)		398,729,000

CORPORATE BONDS - 9.7%
Non-Convertible Corporate Bonds- 9.7%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.7%
AT&T, Inc., 4.25%, 3/1/2027	936,000	1,086,876
Lumen Technologies, Inc., 7.50%, 4/1/2024	130,000	146,548
Verizon Communications, Inc., 4.272%, 1/15/2036	2,820,000	3,429,525
		4,662,949
Interactive Media & Services - 0.3%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	1,910,000	2,147,734
Media - 0.5%
Beasley Mezzanine Holdings LLC,
8.625%, 2/1/2026[2]	135,000	135,675
Comcast Corp., 3.25%, 11/1/2039	2,620,000	2,851,209
TEGNA, Inc., 4.625%, 3/15/2028[2]	135,000	136,857
		3,123,741
Total Communication Services		9,934,424
Consumer Discretionary - 0.8%
Automobiles - 0.1%
Ford Motor Co., 9.00%, 4/22/2025	50,000	60,809
Ford Motor Credit Co. LLC, 4.389%, 1/8/2026	200,000	212,750
PM General Purchaser LLC, 9.50%, 10/1/2028[2]	170,000	186,770
		460,329
Hotels, Restaurants & Leisure - 0.0%##
Affinity Gaming, 6.875%, 12/15/2027[2]	135,000	141,750
Household Durables - 0.1%
FXI Holdings, Inc., 12.25%, 11/15/2026[2]	148,000	167,055
STL Holding Co. LLC, 7.50%, 2/15/2026[2]	260,000	270,400
Taylor Morrison Communities, Inc. - Taylor Morrison Holdings II, Inc., 5.875%, 4/15/2023[2]	110,000	116,555
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	185,000	201,881
		755,891

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Internet & Direct Marketing Retail - 0.6%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	2,750,000	$3,051,586
Expedia Group, Inc., 6.25%, 5/1/2025[2]	1,035,000	1,196,096
		4,247,682
Total Consumer Discretionary		5,605,652

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC, 5.00%, 12/15/2028[2]	205,000	204,103
KeHE Distributors LLC - KeHE Finance Corp., 8.625%, 10/15/2026[2]	194,000	215,340

Total Consumer Staples		419,443

Energy - 2.1%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	194,000	181,228

Oil, Gas & Consumable Fuels - 2.1%
Antero Midstream Partners LP - Antero Midstream Finance Corp., 5.75%, 1/15/2028[2]	138,000	138,000
Ascent Resources Utica Holdings LLC - ARU Finance Corp., 8.25%, 12/31/2028[2]	125,000	127,214
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	200,000	187,500
Bruin E&P Partners LLC, 8.875%, 8/1/2023[4,5]	683,000	17,075
CNX Midstream Partners LP - CNX Midstream Finance Corp., 6.50%, 3/15/2026[2]	153,000	156,825
DCP Midstream Operating LP, 8.125%, 8/16/2030	178,000	235,216
Energy Transfer Operating LP, 6.50%, 2/1/2042	2,580,000	3,125,683
EQT Corp., 8.75%, 2/1/2030[6]	165,000	209,550
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	2,007,000	2,736,853
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[2]	209,000	176,975
Navigator Holdings Ltd., 8.00%, 9/10/2025[2]	200,000	208,000
New Fortress Energy, Inc., 6.75%, 9/15/2025[2]	205,000	213,969
NGL Energy Operating LLC - NGL Energy Finance Corp., 7.50%, 2/1/2026[2].	140,000	141,372
NGL Energy Partners LP - NGL Energy Finance Corp., 7.50%, 11/1/2023.	185,000	168,812

Investment Portfolio - January 31,2021
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp., 8.875%, 7/15/2030	117,000	$146,923
PDC Energy, Inc., 5.75%, 5/15/2026	129,000	131,416
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	2,839,000	3,434,171
Talos Production, Inc., 12.00%, 1/15/2026[2]	205,000	194,237
The Williams Companies, Inc., 3.75%, 6/15/2027	2,060,000	2,336,405
		14,086,196
Total Energy		14,267,424

Financials - 1.8%
Banks - 1.0%
Bank of America Corp., 4.00%, 1/22/2025	1,447,000	1,612,295
Citigroup, Inc., 4.45%, 9/29/2027	1,960,000	2,283,140
JP Morgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[7]	2,551,000	2,726,138
		6,621,573
Capital Markets - 0.3%
Advisor Group Holdings, Inc., 10.75%, 8/1/2027[2].	208,000	230,880
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Fin, 3.875%, 2/15/2026[2]	250,000	251,736
LPL Holdings, Inc., 4.625%, 11/15/2027[2]	130,000	135,688
Owl Rock Technology Finance Corp. 4.75%, 12/15/2025[2]	150,000	159,543
3.75%, 6/417/2026[2]	1,200,000	1,229,372
StoneX Group, Inc., 8.625%, 6/15/2025[2]	282,000	305,618
		2,312,837
Consumer Finance - 0.2%
Navient Corp., 6.75%, 6/25/2025	192,000	210,360
OneMain Finance Corp., 7.125%, 3/15/2026	144,000	168,480
PRA Group, Inc., 7.375%, 9/1/2025[2]	199,000	213,427
SLM Corp.
5.125%, 4/5/2022	309,000	315,953
4.20%, 10/29/2025	250,000	265,075
		1,173,295
Diversified Financial Services - 0.1%
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	184,000	183,540
Owl Rock Capital Corp., 3.40%, 7/15/2026	205,000	210,030

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/2022[2]	135,000	$136,350
		529,920
Insurance - 0.0%##
Genworth Mortgage Holdings, Inc., 6.50%, 8/15/2025[2]	260,000	277,225
Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 5.25%, 10/1/2025[2]	255,000	254,362
Starwood Property Trust, Inc., 4.75%, 3/15/2025	214,000	215,543
		469,905
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp., 5.25%, 8/15/2028	209,000	223,630
Radian Group, Inc., 4.875%, 3/15/2027	265,000	285,869
		509,499
Total Financials		11,894,254

Health Care - 0.4%
Health Care Equipment & Supplies - 0.0%##
AdaptHealth LLC, 6.125%, 8/1/2028[2]	160,000	172,000
Health Care Providers & Services - 0.3%
HCA, Inc., 4.125%, 6/15/2029	1,498,000	1,724,999
Pharmaceuticals - 0.1%
Bausch Health Companies, Inc., 5.00%, 1/30/2028[2]	203,000	209,151
P&L Development LLC - PLD Finance Corp., 7.75%, 11/15/2025[2]	200,000	214,000
		423,151
Total Health Care		2,320,150

Industrials - 2.1%
Aerospace & Defense - 0.0%##
Howmet Aerospace, Inc., 6.875%, 5/1/2025	115,000	134,263
Airlines - 0.4%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	310,000	344,253
Southwest Airlines Co., 5.25%, 5/4/2025	2,027,000	2,326,674
		2,670,927
Commercial Services & Supplies - 0.1%
Matthews International Corp., 5.25%, 12/1/2025[2]	205,000	208,844

Investment Portfolio - January 31,2021
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC - Prime Finance, Inc., 5.75%, 4/15/2026[2]	190,000	$208,012
		416,856
Construction & Engineering - 0.1%
Brundage-Bone Concrete Pumping
Holdings, Inc., 6.00%, 2/1/2026[2]	200,000	203,500
Fluor Corp., 3.50%, 12/15/2024	140,000	139,255
Tutor Perini Corp., 6.875%, 5/1/2025[2]	275,000	278,953
		621,708
Electrical Equipment - 0.0%##
EnerSys, 4.375%, 12/15/2027[2]	25,000	26,601
Industrial Conglomerates - 0.3%
General Electric Co., (3 mo. LIBOR US + 3.330%), 3.554%[7,8]	2,354,000	2,223,447
Marine - 0.0%##
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	235,000	237,350
Navios South American Logistics, Inc. - Navios Logistics Finance US, Inc. (Uruguay), 10.75%, 7/1/2025[2]	113,000	123,735
		361,085
Trading Companies & Distributors - 1.2%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 4.45%, 10/1/2025	2,380,000	2,616,082
Air Lease Corp.
3.75%, 6/1/2026	1,241,000	1,363,583
3.625%, 4/1/2027	1,050,000	1,139,792
Ashtead Capital, Inc. (United Kingdom),
4.00%, 5/1/2028[2]	1,130,000	1,205,145
Avolon Holdings Funding Ltd. (Ireland),
3.25%, 2/15/2027[2]	1,309,000	1,344,170
Fortress Transportation and
Infrastructure Investors LLC, 9.75%, 8/1/2027[2].	133,000	150,383
		7,819,155
Total Industrials		14,274,042

Information Technology - 0.0%##
Communications Equipment - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	134,000	148,579
Software - 0.0%##
LogMeIn, Inc., 5.50%, 9/1/2027[2]	119,000	124,504

Total Information Technology		273,083

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 0.1%
Chemicals - 0.0%##
WR Grace & Co., 5.625%, 10/1/2024[2]	125,000	$135,651
Metals & Mining - 0.1%
Hudbay Minerals, Inc. (Peru), 6.125%, 4/1/2029[2]	130,000	137,800
IAMGOLD Corp. (Burkina Faso), 5.75%, 10/15/2028[2]	165,000	169,076
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[2]	214,000	226,973
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028[2]	117,000	131,970
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[4,9]	653,000	65
		665,884
Total Materials		801,535

Real Estate - 0.8%
Equity Real Estate Investment Trusts (REITS) - 0.8%
American Tower Corp., 3.80%, 8/15/2029	2,656,000	3,013,107
Camden Property Trust, 2.80%, 5/15/2030	325,000	352,826
Crown Castle International Corp., 3.10%, 11/15/2029	1,306,000	1,415,662
HAT Holdings I LLC - HAT Holdings II LLC, 3.75%, 9/15/2030[2]	144,000	144,900
Iron Mountain, Inc., 4.50%, 2/15/2031[2]	148,000	151,330
MGM Growth Properties Operating Partnership LP - MGP Finance Co- Issuer, Inc., 3.875%, 2/15/2029[2]	135,000	137,278
		5,215,103
Real Estate Management & Development - 0.0%##
Forestar Group, Inc., 5.00%, 3/1/2028[2]	133,000	138,486
Realogy Group LLC - Realogy Co-Issuer Corp., 5.75%, 1/15/2029[2]	95,000	97,019
		235,505
Total Real Estate		5,450,608

Utilities - 0.0%##
Electric Utilities - 0.0%##
Talen Energy Supply LLC, 6.50%, 6/1/2025	130,000	103,269

TOTAL CORPORATE BONDS
(Identified Cost $61,185,020)		65,343,884

MUTUAL FUND - 1.1%

iShares Broad USD Investment Grade Corporate Bond ETF (Identified Cost $7,576,356)	123,344	7,549,886

Investment Portfolio - January 31,2021
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES - 14.1%

U.S. Treasury Bonds - 3.5%
U.S. Treasury Bond
3.875%, 8/15/2040	4,640,000	$6,427,125
3.00%, 5/15/2047	13,400,000	16,801,297

Total U.S. Treasury Bonds
(Identified Cost $23,696,981)		23,228,422
U.S. Treasury Notes - 10.6%
U.S. Treasury Note
2.625%, 5/15/2021	6,740,000	6,788,444
2.125%, 5/15/2025	5,870,000	6,314,148
1.50%, 8/15/2026	42,494,000	44,713,315
2.875%, 5/15/2028	11,930,000	13,678,957

Total U.S. Treasury Notes
(Identified Cost $71,662,433)		71,494,864
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $95,359,414)		94,723,286

ASSET-BACKED SECURITIES - 4.3%

Cazenovia Creek Funding II LLC, Series
2018-1A, Class A, 3.561%, 7/15/2030[2]	424,582	426,933
CCG Receivables Trust, Series 2019-1,
Class A2, 2.80%, 9/14/2026[2]	204,938	208,074
CF Hippolyta LLC
Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	882,800	899,704
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	821,386	829,494
Chesapeake Funding II LLC
Series 2017-2A, Class A1 (Canada), 1.99%, 5/15/2029[2]	97,487	97,549
Series 2017-4A, Class A1 (Canada), 2.12%, 11/15/2029[2]	247,530	248,823
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	1,348,103	1,386,327
Credit Acceptance Auto Loan Trust,
Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	368,000	376,212
Invitation Homes Trust
Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.979%, 12/17/2036[2,10]	598,945	598,945
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.279%, 12/17/2036[2,10]	493,000	495,229
Navient Private Education Refi Loan Trust
Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.64%, 6/25/2031[10]	292,013	288,443
Series 2019-CA, Class A1, 2.82%, 2/15/2068[2]	17,530	17,561

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Navient Private Education Refi Loan Trust (continued)
Series 2020-FA, Class A, 1.22%, 7/15/2069[2]	1,355,702	$1,370,820
Nelnet Student Loan Trust
Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.83%, 2/25/2045[2,10]	306,014	304,167
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.76%, 1/25/2037[2,10]	303,534	301,085
Series 2015-2A, Class A2, (1 mo. LIBOR US + 0.600%), 0.73%, 9/25/2047[2,10]	2,673,142	2,659,841
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	514,000	530,680
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	1,323,000	1,357,616
Progress Residential Trust
Series 2019-SFR2, Class A, 3.147%, 5/17/2036[2]	1,235,419	1,275,010
Series 2019-SFR4, Class A, 2.687%, 10/17/2036[2]	1,200,000	1,238,000
SMB Private Education Loan Trust
Series 2019-B, Class A2A, 2.84%, 6/15/2037[2]	2,400,000	2,518,497
Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	419,000	436,464
Series 2020-B, Class A1A, 1.29%, 7/15/2053[2]	1,694,623	1,696,737
SoFi Consumer Loan Program Trust
Series 2019-2, Class A, 3.01%, 4/25/2028[2]	298,900	301,741
Series 2019-3, Class A, 2.90%, 5/25/2028[2]	449,014	453,484
SoFi Professional Loan Program LLC
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	202,944	207,705
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	1,174,318	1,208,992
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	1,150,000	1,189,700
Tax Ease Funding LLC, Series 2016-1A,
Class A, 3.131%, 6/15/2028[2]	65,997	66,163
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,11]	724,052	738,510
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,11]	880,251	896,594
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.13%, 10/25/2048[2,10]	842,419	847,257
Tricon American Homes
Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,246,623	1,285,270

Investment Portfolio - January 31,2021
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Tricon American Homes (continued)
Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	2,146,000	$2,166,498
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $28,485,987)		28,924,125

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%

Wells Fargo Commercial Mortgage
Trust, Series 2021-SAVE, Class A,
(1 mo. LIBOR US + 1.150%), 1.30%,
2/15/2040[2,10]	2,000,000	2,000,000
BWAY Mortgage Trust, Series 2015-
1740, Class A, 2.917%, 1/10/2035[2]	2,411,000	2,471,934
CIM Trust, Series 2019-INV1, Class A1,
4.00%, 2/25/2049[2,11]	257,105	264,491
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,11]	367,047	373,538
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,11]	238,556	242,970
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,11]	147,802	151,549
Fannie Mae REMICS, Series 2018-31,
Class KP, 3.50%, 7/25/2047	288,737	299,099
Fannie Mae-Aces, Series 2017-M15,
Class A1, 2.959%, 9/25/2027[11]	1,525,090	1,658,557
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,571,000	1,674,950
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series K014, Class X1 (IO), 1.193%, 4/25/2021[11]	3,952,620	3,414
Series K016, Class X1 (IO), 1.481%, 10/25/2021[11]	3,490,604	14,027
Series K017, Class X1 (IO), 1.284%, 12/25/2021[11]	18,808,991	110,751
Series K021, Class X1 (IO), 1.403%, 6/25/2022[11]	10,300,699	141,090
Series K030, Class X1 (IO), 0.169%, 4/25/2023[11]	41,198,915	140,373
Series K032, Class X1 (IO), 0.088%, 5/25/2023[11]	26,506,493	65,344
Freddie Mac REMICS
Series 4791, Class BA, 4.00%, 3/15/2044	243,819	246,650
Series 4801, Class BA, 4.50%, 5/15/2044	99,863	100,526
FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[2]	73,381,707	111,092
Series 2014-K41, Class B, 3.833%, 11/25/2047[2,11]	1,731,000	1,893,049

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Government National Mortgage
Association, Series 2017-54, Class
AH, 2.60%, 12/16/2056	1,378,072	$1,442,509
GS Mortgage Securities Corp. Trust,
Series 2019-70P, Class A, (1 mo. LIBOR US + 1.000%), 1.126%, 10/15/2036[2,10]	1,589,000	1,581,012
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2, 3.00%, 3/25/2043[2,11]	173,492	176,184
Series 2013-2, Class A2, 3.50%, 5/25/2043[2,11]	184,015	187,808
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,11]	429,498	440,274
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,11]	295,083	301,386
Series 2017-3, Class 1A5, 3.50%, 8/25/2047[2,11]	57,139	57,116
Series 2017-6, Class A5, 3.50%, 12/25/2048[2,11]	182,405	182,871
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,11]	323,414	347,618
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,11]	449,516	479,506
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,11]	513,585	549,627
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,11]	648,197	663,031
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[11]	260,957	263,537
Series 2013-6, Class A2, 3.00%, 5/25/2043[11]	1,147,714	1,166,350
Series 2013-7, Class A2, 3.00%, 6/25/2043[11]	226,558	230,238
Series 2013-8, Class A1, 3.00%, 6/25/2043[11]	293,880	298,673
Series 2020-1, Class A4, 3.50%, 2/25/2050[2,11]	193,992	195,845
Starwood Retail Property Trust, Series
2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 1.596%, 11/15/2027[2,10]	1,278,105	945,797
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,11]	249,479	252,366
Waikiki Beach Hotel Trust, Series 2019-
WBM, Class A, (1 mo. LIBOR US + 1.050%), 1.176%, 12/15/2033[2,10]	1,496,000	1,492,261
WinWater Mortgage Loan Trust,
Series 2015-1, Class A1, 3.50%, 1/20/2045[2,11]	142,780	146,608

TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $23,064,762)		23,364,021

Investment Portfolio - January 31,2021
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES		SHARES/ PRINCIPAL AMOUNT[1]	VALUE

FOREIGN GOVERNMENT BONDS - 0.3%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	358,000	$289,779
Mexican Government Bond
(Mexico), 6.50%, 6/10/2021	MXN	3,112,000	152,799
(Mexico), 6.50%, 6/9/2022.	MXN	5,057,000	254,076
(Mexico), 7.75%, 5/29/2031	MXN	972,000	55,462
Mexico Government International Bond (Mexico), 4.125%, 1/21/2026		200,000	228,902
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		440,000	462,746
Saudi Government International Bond (Saudi Arabia), 2.90%, 10/22/2025[2]		200,000	215,024
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,836,442)			1,658,788

MUNICIPAL BONDS - 0.9%

Clark County, Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028		2,340,000	2,352,332
Hawaii
Series GC, G.O. Bond, 1.112%, 10/1/2026		1,160,000	1,184,813
Series GC, G.O. Bond, 2.682%, 10/1/2038		1,795,000	1,913,793
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024		635,000	658,698
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028		230,000	239,738
TOTAL MUNICIPAL BONDS
(Identified Cost $6,248,411)			6,349,374

U.S. GOVERNMENT AGENCIES - 5.5%

Mortgage-Backed Securities - 4.5%
Fannie Mae
Pool #888468, UMBS, 5.50%, 9/1/2021		2,881	2,889
Pool #995233, UMBS, 5.50%, 10/1/2021		8	9
Pool #888017, UMBS, 6.00%, 11/1/2021		1,153	1,160
Pool #995329, UMBS, 5.50%, 12/1/2021		1,609	1,619
Pool #888136, UMBS, 6.00%, 12/1/2021		1,884	1,902
Pool #888810, UMBS, 5.50%, 11/1/2022		4,472	4,497
Pool #990895, UMBS, 5.50%, 10/1/2023		6,836	7,066
Pool #AD0462, UMBS, 5.50%, 10/1/2024		5,934	6,249

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA3463, UMBS, 4.00%, 9/1/2033	627,289	$666,267
Pool #MA1834, UMBS, 4.50%, 2/1/2034	513,256	568,594
Pool #MA1903, UMBS, 4.50%, 5/1/2034	293,046	324,647
Pool #909786, UMBS, 5.50%, 3/1/2037	62,985	73,482
Pool #889576, UMBS, 6.00%, 4/1/2038	185,742	221,458
Pool #889579, UMBS, 6.00%, 5/1/2038	151,637	181,269
Pool #MA3412, UMBS, 3.50%, 7/1/2038	688,408	733,176
Pool #995196, UMBS, 6.00%, 7/1/2038	9,025	10,865
Pool #AD0207, UMBS, 6.00%, 10/1/2038	487,034	585,176
Pool #AD0220, UMBS, 6.00%, 10/1/2038	14,897	17,896
Pool #AD0307, UMBS, 5.50%, 1/1/2039	305,316	358,270
Pool #MA0258, UMBS, 4.50%, 12/1/2039	349,489	391,902
Pool #AL1595, UMBS, 6.00%, 1/1/2040	183,500	219,439
Pool #AL0152, UMBS, 6.00%, 6/1/2040	375,949	448,115
Pool #MA4204, UMBS, 2.00%, 12/1/2040	3,402,901	3,513,573
Pool #MA4203, UMBS, 2.50%, 12/1/2040	3,351,315	3,536,575
Pool #AL0241, UMBS, 4.00%, 4/1/2041	552,726	611,611
Pool #AI5172, UMBS, 4.00%, 8/1/2041	386,764	427,301
Pool #AL1410, UMBS, 4.50%, 12/1/2041	661,375	742,856
Pool #AL7729, UMBS, 4.00%, 6/1/2043	377,975	412,894
Pool #AX5234, UMBS, 4.50%, 11/1/2044	322,100	354,798
Pool #AS4103, UMBS, 4.50%, 12/1/2044	450,931	501,340
Pool #AZ9215, UMBS, 4.00%, 10/1/2045	309,959	336,170
Pool #BC6764, UMBS, 3.50%, 4/1/2046	313,533	336,970
Pool #BD6997, UMBS, 4.00%, 10/1/2046	417,524	452,094
Pool #BE7845, UMBS, 4.50%, 2/1/2047	235,541	258,333
Pool #AL8674, 5.641%, 1/1/2049	1,254,197	1,457,567

Investment Portfolio - January 31,2021
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	2,961	$3,003
Pool #G12655, 6.00%, 5/1/2022	2,242	2,276
Pool #G12988, 6.00%, 1/1/2023	2,715	2,794
Pool #G13078, 6.00%, 3/1/2023	4,080	4,192
Pool #G13331, 5.50%, 10/1/2023	2,271	2,349
Pool #C91762, 4.50%, 5/1/2034	372,811	412,077
Pool #C91771, 4.50%, 6/1/2034	318,358	352,764
Pool #C91780, 4.50%, 7/1/2034	428,802	475,138
Pool #SB8088, UMBS, 1.50%, 2/1/2036	3,300,000	3,383,187
Pool #G03926, 6.00%, 2/1/2038	76,249	91,551
Pool #G04731, 5.50%, 4/1/2038	122,413	143,640
Pool #G08273, 5.50%, 6/1/2038	151,426	177,768
Pool #G04601, 5.50%, 7/1/2038	450,608	527,355
Pool #G04587, 5.50%, 8/1/2038	430,757	505,623
Pool #G05906, 6.00%, 4/1/2040	83,244	100,057
Pool #RB5100, UMBS, 2.00%, 2/1/2041	2,500,000	2,588,247
Pool #G60183, 4.00%, 12/1/2044	292,009	318,874
Pool #Q33778, 4.00%, 6/1/2045	490,773	542,151
Pool #SD8107, UMBS, 2.50%, 11/1/2050	3,146,123	3,312,122

Total Mortgage-Backed Securities
(Identified Cost $29,878,035)		30,713,197
Other Agencies - 1.0%
Federal National Mortgage Association, 0.75%, 10/8/2027 (Identified Cost $6,572,215)	6,550,000	6,526,973
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $36,450,250)		37,240,170

SHORT-TERM INVESTMENT - 1.8%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[12] (Identified Cost $12,196,702)	12,196,702	12,196,702

TOTAL INVESTMENTS - 100.4%
(Identified Cost $603,323,539)		676,079,236
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(2,538,777)
NET ASSETS - 100%		$673,540,459

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

Investment Portfolio - January 31,2021
(unaudited)

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $62,752,429, which represented 9.3% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Issuer filed for bankruptcy and/or is in default of interest payments.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on January 17, 2019 and on dates between March 26, 2020 and September 18, 2020 at an aggregate cost of $65,763. The value of the security at January 31, 2021 was $17,075, or less than 0.1% of the Series’ Net Assets.

6Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2021.

8Security is perpetual in nature and has no stated maturity date.

9Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on October 10, 2017 and on dates between May 8, 2020 and September 18, 2020 at an aggregate cost of $118,233. The value of the security at January 31, 2021 was $65, or less than 0.1% of the Series’ Net Assets.

10Floating rate security. Rate shown is the rate in effect as of January 31, 2021.

11Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2021.

12Rate shown is the current yield as of January 31, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$53,463,309	$39,945,050	$13,518,259	$—
Consumer Discretionary	43,454,624	39,587,936	3,866,688	—
Consumer Staples	47,547,077	34,987,902	12,559,175	—
Energy	43,146,494	43,041,704	—	104,790
Financials	32,960,029	30,368,079	2,591,950	—
Health Care	54,986,920	53,114,923	1,871,997	—
Industrials	18,087,223	16,849,431	1,237,792	—

Investment Portfolio - January 31,2021
(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Information Technology	$47,869,246	$47,019,723	$849,523	$—
Materials	27,319,702	27,115,594	204,108	—
Real Estate	29,894,376	29,763,119	131,257	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	131,963,456	—	131,963,456	—
States and political subdivisions (municipals)	6,349,374	—	6,349,374	—
Corporate debt:
Communication Services	9,934,424	—	9,934,424	—
Consumer Discretionary	5,605,652	—	5,605,652	—
Consumer Staples	419,443	—	419,443	—
Energy	14,267,424	—	14,267,424	—
Financials	11,894,254	—	11,894,254	—
Health Care	2,320,150	—	2,320,150	—
Industrials	14,274,042	—	14,274,042	—
Information Technology	273,083	—	273,083	—
Materials	801,535	—	801,535	—
Real Estate	5,450,608	—	5,450,608	—
Utilities	103,269	—	103,269	—
Asset-backed securities	28,924,125	—	28,924,125	—
Commercial mortgage-backed securities	23,364,021	—	23,364,021	—
Foreign government bonds	1,658,788	—	1,658,788	—
Mutual fund	7,549,886	7,549,886	—	—
Short-Term Investment	12,196,702	12,196,702	—	—
Total assets	$676,079,236	$381,540,049	$294,434,397	$104,790

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.